Note 14 - Net Capital Requirements of Broker-Dealer Subsidiaries (Details Textual)	Sep. 30, 2016 USD ($)
National Securities [Member]
Net Capital	$ 6,224,995
Alternative Excess Net Capital	5,974,995
National Securities [Member] | SEC Requirement [Member]
Minimum Net Capital Required	250,000
vFinance Investments [Member]
Net Capital	2,202,544
Alternative Excess Net Capital	$ 1,202,544
Ratio of Indebtedness to Net Capital	15
Capital Required to be Well Capitalized to Risk Weighted Assets	80.00%
vFinance Investments [Member] | SEC Requirement [Member]
Minimum Net Capital Required	$ 1,000,000